Segmented information - Disclosure of revenue information by location (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of geographical areas [line items]
Revenue	$ 12,126,793	$ 12,164,115
U.S.
Disclosure of geographical areas [line items]
Revenue	3,510,193	3,637,070
Western and Southern Europe
Disclosure of geographical areas [line items]
Revenue	1,956,323	1,914,705
Revenue	1,963,791	1,911,477
Western and Southern Europe | France
Disclosure of geographical areas [line items]
Revenue	1,721,622	1,672,355
Western and Southern Europe | Portugal
Disclosure of geographical areas [line items]
Revenue	105,776	103,847
Western and Southern Europe | Others
Disclosure of geographical areas [line items]
Revenue	128,925	138,503
Canada
Disclosure of geographical areas [line items]
Revenue	1,892,246	1,820,265
Revenue	1,755,804	1,686,269
U.K. and Australia
Disclosure of geographical areas [line items]
Revenue	1,555,690	1,572,427
Revenue	1,355,603	1,358,469
U.K. and Australia | U.K.
Disclosure of geographical areas [line items]
Revenue	1,487,774	1,508,719
U.K. and Australia | Australia
Disclosure of geographical areas [line items]
Revenue	67,916	63,708
Central and Eastern Europe
Disclosure of geographical areas [line items]
Revenue	1,342,234	1,252,043
Revenue	1,303,917	1,212,196
Central and Eastern Europe | Others
Disclosure of geographical areas [line items]
Revenue	76,211	68,537
Central and Eastern Europe | Germany
Disclosure of geographical areas [line items]
Revenue	786,426	718,166
Central and Eastern Europe | Netherlands
Disclosure of geographical areas [line items]
Revenue	479,597	465,340
Scandinavia
Disclosure of geographical areas [line items]
Revenue	1,073,261	1,158,393
Revenue	1,027,902	1,104,121
Scandinavia | Others
Disclosure of geographical areas [line items]
Revenue	290,680	322,711
Scandinavia | Sweden
Disclosure of geographical areas [line items]
Revenue	782,581	835,682
Finland, Poland and Baltics
Disclosure of geographical areas [line items]
Revenue	792,072	804,001
Revenue	768,994	777,152
Finland, Poland and Baltics | Others
Disclosure of geographical areas [line items]
Revenue	37,660	37,269
Finland, Poland and Baltics | Finland
Disclosure of geographical areas [line items]
Revenue	754,412	766,732
Asia Pacific
Disclosure of geographical areas [line items]
Revenue	4,774	5,211
Revenue	680,554	674,946
Asia Pacific | Others
Disclosure of geographical areas [line items]
Revenue	4,774	5,211
U.S. Commercial and State Government
Disclosure of geographical areas [line items]
Revenue	1,800,747	1,863,467
U.S. Commercial and State Government | U.S.
Disclosure of geographical areas [line items]
Revenue	1,889,999	1,902,661
U.S. Federal
Disclosure of geographical areas [line items]
Revenue	1,607,431	1,712,244
U.S. Federal | U.S.
Disclosure of geographical areas [line items]
Revenue	$ 1,620,194	$ 1,734,409